ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed cash flows (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income	¥ 13,487	$ 1,848	¥ 6,452,554		¥ 1,565,139
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation charges	365,752	50,108	862,642		1,000,869
Change in fair value of convertible senior notes	(323,474)	(44,316)	31,188		12,083
Share of income from subsidiaries	177,013	24,251	(222,674)		(193,708)
Exchange gain/(loss)	(484,364)	(66,358)	(938,092)		(1,025,891)
Changes in operating assets and liabilities:
(Increase)/decrease in other current assets	(175,015)	(23,977)	(219,861)		(277,283)
Decrease in other non-current assets	0	0	0		(3,417)
Decrease in due to a related party	(3,412)	(467)	(417)		3,829
Net Cash Provided by (Used in) Operating Activities	16,850,366	2,308,491	13,826,124		(5,800,784)
Cash flows from investing activities:
Net cash used in investing activities	(2,902,219)	(397,601)	(15,159,670)		(12,272,387)
Cash flows from financing activities:
Proceeds from exercise of share options	4,000	506	0		5,024
Issuance cost paid for issuance of Jiangxi Jinko's convertible notes			(31,891)
Net cash provided by/(used in) financing activities	(6,268,345)	(858,762)	8,640,904		20,018,922
Effect of foreign exchange rate changes on cash and cash equivalents	630,893	86,432	848,969		227,957
Net increase/(decrease) in cash and cash equivalents	8,310,695	1,138,560	8,156,327		2,173,708
Cash, cash equivalents, and restricted cash, beginning of the year	19,427,281	2,661,527	11,270,954		9,097,246
Cash, cash equivalents, and restricted cash, end of the year	27,737,976	3,800,087	19,427,281	$ 2,661,527	11,270,954	¥ 9,097,246
Supplemental disclosure of non-cash investing and financing cash flow information
Conversion of convertible senior notes to ordinary shares	465,167	63,728	247,290
Parent Company
Supplemental disclosure of non-cash investing and financing cash flow information
Cash dividend	1,161,000		0		0
Reportable Legal Entities | Parent Company
Cash flows from operating activities:
Net income	54,540	7,472	3,447,443			620,506
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation charges	319,452	43,765	582,596		579,368
Change in fair value of convertible senior notes	(323,474)	(44,316)	31,188		12,083
Share of income from subsidiaries	(93,252)	(12,775)	(4,055,054)		(1,264,720)
Exchange gain/(loss)	26,914	3,687	(10,831)		18,586	18,586
Changes in operating assets and liabilities:
Decrease in due from subsidiaries			(206,412)		1,465,778
Decrease in due from a related party			3,454		3,292
(Increase)/decrease in other current assets			34		(1,279)
Increase/(Decrease) in due to subsidiaries	385	53	25,829		(1,445,183)
Decrease in due to a related party					(12,142)
Increase/(decrease) in other current liabilities	10	1	(460)			(6,403)
Net Cash Provided by (Used in) Operating Activities	(16,222)	(2,222)	(182,213)		(30,114)
Cash flows from investing activities:
Cash collection for loans from subsidiaries	633,977	86,854	553,984		735,673
Cash paid for loans to subsidiaries					(289,620)
Net cash used in investing activities	633,977	86,854	553,984			446,053
Cash flows from financing activities:
Proceeds from exercise of share options	3,691	506				5,024
Repurchase of shares	(874,964)	(119,870)	(79,282)
Repayments of borrowing	(543,675)	(74,483)
Proceeds from bank borrowings	526,390	72,115	179,425
Dividend distribution	(547,686)	(75,034)	(559,599)
Dividends received from a subsidiary (offset with loans to the subsidiary)	550,880	75,470
Net cash provided by/(used in) financing activities	(885,364)	(121,296)	(459,456)			5,024
Effect of foreign exchange rate changes on cash and cash equivalents	(22,767)	(3,118)	9,934		36,710
Net increase/(decrease) in cash and cash equivalents	(290,376)	(39,781)	(77,751)		457,673
Cash, cash equivalents, and restricted cash, beginning of the year	414,689	56,812	492,440		34,767
Cash, cash equivalents, and restricted cash, end of the year	124,313	17,031	414,689	$ 56,812	492,440	¥ 34,767
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period					1,169
Conversion of convertible senior notes to ordinary shares	465,167	63,728	247,290		¥ 340,330
Offset of dividend receivable with loans to a subsidiary	610,000	$ 83,570
Dividend declared per share | $ / shares		$ 0.375		$ 0.375
Dividends	¥ 548,000	$ 77,000	¥ 560,000	$ 79,000
Reportable Legal Entities | Parent Company | American Depositary Shares
Supplemental disclosure of non-cash investing and financing cash flow information
Dividend declared per share | $ / shares		$ 1.5		$ 1.5